Derivative Warrant Liabilities - Additional Information (Detail) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights exercise price	$ 11.50	$ 11.50
Class of warrants or rights term	5 years	5 years
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding	4,600,000	4,600,000
Period after business combination within which securities must be registered	15 days	15 days
Period after business combination within which registration must be effective	60 days	60 days
Number of trading days after the date of notice for determining the fair market value of shares	10 days	10 days
Class of warrant or rights number of shares covered by each warrant or right	0.361	0.361
Public Warrants [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Sale of stock issue price per share	$ 9.20	$ 9.20
Proceeds from capital raising from business combination as a percentage of total proceeds	60.00%	60.00%
Number of consecutive trading days	20 days	20 days
Volume weighted average trading price of shares	$ 9.20	$ 9.20
Public Warrants [Member] | Common Class A [Member] | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.01	$ 0.01
Public Warrants [Member] | Redemption Trigger Price One [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price	115.00%	115.00%
Newly issued share price	$ 18.00	$ 18.00
Public Warrants [Member] | Redemption Trigger Price One [Member] | Common Class A [Member] | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Notice period to be given to warrant holders before redemption	30 days	30 days
Total number of trading days in determining the share price	30 days	30 days
Public Warrants [Member] | Redemption Trigger Price Two [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants as a percentage of newly issued share price	180.00%	180.00%
Newly issued share price	$ 10.00	$ 10.00
Public Warrants [Member] | Redemption Trigger Price Two [Member] | Common Class A [Member] | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights redemption price per unit of warrant	$ 0.10	$ 0.10
Total number of trading days in determining the share price	30 days	30 days
Public Warrants [Member] | After Completion of Business Combination [Member]
Derivative Warrant Liabilities [Line Items]
Public warrants period after which they are excercisable	30 days	30 days
Private Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrants or rights outstanding	4,400,000	4,400,000
Private Warrants [Member] | Common Class A [Member]
Derivative Warrant Liabilities [Line Items]
Lock in period of warrants	30 days	30 days
Private Warrants [Member] | Common Class A [Member] | Prospective Warrant Redemption [Member]
Derivative Warrant Liabilities [Line Items]
Newly issued share price	$ 18.00	$ 18.00